Schedule of Convertible Note (Details) - AUD ($)	Dec. 31, 2024	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Current Liabilities
Financial derivative liability	$ 5,922,664	$ 384,500	$ 250,921
Financial liability	929,850	1,021,490	928,867
Convertible note current	6,852,514	1,405,990	1,179,788
Non-Current liabilities
Financial liability	5,808,733	5,652,257	5,352,544
Convertible note	$ 12,661,247	$ 7,058,247	$ 6,532,332	$ 7,449,210